JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 98.7%
Auto Components — 0.7%
BorgWarner, Inc.	90,600	3,323,208

Banks — 8.7%
Citizens Financial Group, Inc.	137,890	4,877,169
Comerica, Inc.	37,420	2,469,346
Fifth Third Bancorp	249,390	6,828,298
First Republic Bank	46,520	4,498,484
Huntington Bancshares, Inc.	271,240	3,870,595
M&T Bank Corp.	56,188	8,876,019
SunTrust Banks, Inc.	122,490	8,427,312
Zions Bancorp NA	40,460	1,801,279

		41,648,502

Beverages — 1.7%
Constellation Brands, Inc., Class A	20,580	4,265,822
Keurig Dr Pepper, Inc. (a)	71,591	1,955,866
Molson Coors Brewing Co., Class B	30,930	1,778,475

		8,000,163

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	67,710	3,703,737

Capital Markets — 5.2%
Ameriprise Financial, Inc.	38,370	5,644,227
Invesco Ltd.	93,380	1,581,857
Northern Trust Corp.	54,490	5,085,007
Raymond James Financial, Inc.	55,580	4,583,127
T. Rowe Price Group, Inc.	68,010	7,770,142

		24,664,360

Chemicals — 1.2%
Sherwin-Williams Co. (The)	10,093	5,549,838

Communications Equipment — 0.2%
CommScope Holding Co., Inc. * (a)	90,330	1,062,281

Construction Materials — 1.0%
Martin Marietta Materials, Inc.	18,130	4,969,433

Consumer Finance — 0.2%
Ally Financial, Inc.	36,310	1,204,040

Containers & Packaging — 2.6%
Ball Corp.	58,200	4,237,542
Silgan Holdings, Inc.	164,580	4,943,160
Westrock Co.	93,700	3,415,365

		12,596,067

Distributors — 0.6%
Genuine Parts Co.	30,849	3,072,252

Electric Utilities — 4.5%
Edison International	62,440	4,709,225
Evergy, Inc.	79,160	5,268,889
Xcel Energy, Inc.	176,020	11,421,938

		21,400,052

Electrical Equipment — 2.7%
Acuity Brands, Inc.	34,050	4,589,600
AMETEK, Inc.	56,710	5,207,112
Hubbell, Inc.	21,860	2,872,404

		12,669,116

Electronic Equipment, Instruments & Components — 4.3%
Amphenol Corp., Class A	51,890	5,007,385
Arrow Electronics, Inc. *	62,470	4,659,013
CDW Corp.	47,820	5,893,337
Keysight Technologies, Inc. *	33,750	3,282,187
SYNNEX Corp.	14,660	1,655,114

		20,497,036

Equity Real Estate Investment Trusts (REITs) — 13.1%
American Campus Communities, Inc.	58,870	2,830,470
American Homes 4 Rent, Class A	121,860	3,154,956
AvalonBay Communities, Inc.	32,160	6,925,013
Boston Properties, Inc.	46,240	5,995,478
Brixmor Property Group, Inc.	220,760	4,479,220
Essex Property Trust, Inc.	13,350	4,360,778
Federal Realty Investment Trust	39,600	5,391,144
JBG SMITH Properties	52,582	2,061,740
Kimco Realty Corp.	174,380	3,641,054
Outfront Media, Inc.	139,787	3,883,283
Rayonier, Inc.	121,655	3,430,671
Regency Centers Corp.	44,670	3,104,118
Ventas, Inc.	38,000	2,775,140
Vornado Realty Trust	80,064	5,097,675
Weyerhaeuser Co.	109,090	3,021,793
WP Carey, Inc.	29,450	2,635,775

		62,788,308

Food & Staples Retailing — 0.6%
Kroger Co. (The)	104,754	2,700,558

Food Products — 0.9%
Post Holdings, Inc. *	39,571	4,188,195

Gas Utilities — 0.9%
National Fuel Gas Co.	89,660	4,206,847

Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings, Inc.	50,440	6,923,899

Health Care Providers & Services — 5.2%
AmerisourceBergen Corp.	57,040	4,696,103
Cigna Corp.	20,790	3,155,714
Covetrus, Inc. * (a)	41,338	491,509
Henry Schein, Inc. *	54,120	3,436,620
Humana, Inc.	8,250	2,109,278
Laboratory Corp. of America Holdings *	32,510	5,461,680
Universal Health Services, Inc., Class B	38,011	5,654,136

		25,005,040

Hotels, Restaurants & Leisure — 0.8%
Hilton Worldwide Holdings, Inc.	40,326	3,754,754

Household Durables — 1.4%
Mohawk Industries, Inc. *	35,450	4,398,281
Newell Brands, Inc.	131,919	2,469,524

		6,867,805

Household Products — 0.6%
Energizer Holdings, Inc. (a)	69,410	3,024,888

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	21,530	3,133,476

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Insurance — 8.1%
Alleghany Corp. *	4,798	3,827,652
Hartford Financial Services Group, Inc. (The)	124,590	7,551,400
Lincoln National Corp.	59,510	3,589,643
Loews Corp.	181,470	9,342,076
Marsh & McLennan Cos., Inc.	44,060	4,408,203
Principal Financial Group, Inc.	21,220	1,212,511
Progressive Corp. (The)	53,480	4,131,330
Unum Group	24,150	717,738
WR Berkley Corp.	53,005	3,828,551

		38,609,104

Internet & Direct Marketing Retail — 1.5%
Expedia Group, Inc.	53,530	7,194,967

IT Services — 0.9%
Jack Henry & Associates, Inc.	30,910	4,511,933

Machinery — 3.8%
IDEX Corp.	27,100	4,441,148
ITT, Inc.	28,060	1,716,992
Lincoln Electric Holdings, Inc.	28,620	2,483,071
Middleby Corp. (The) *	38,310	4,478,439
Snap-on, Inc.	31,630	4,951,360

		18,071,010

Media — 2.6%
CBS Corp. (Non-Voting), Class B	57,714	2,329,914
DISH Network Corp., Class A *	89,920	3,063,575
Liberty Broadband Corp., Class C *	26,390	2,762,241
Liberty Media Corp.-Liberty SiriusXM, Class C *	97,820	4,104,527

		12,260,257

Multiline Retail — 1.3%
Kohl’s Corp.	79,620	3,953,929
Nordstrom, Inc. (a)	67,800	2,282,826

		6,236,755

Multi-Utilities — 6.2%
CMS Energy Corp.	161,270	10,313,216
Sempra Energy	52,090	7,689,005
WEC Energy Group, Inc.	121,810	11,584,131

		29,586,352

Oil, Gas & Consumable Fuels — 5.0%
Cabot Oil & Gas Corp.	185,020	3,250,802
Diamondback Energy, Inc.	72,620	6,529,264
EQT Corp.	136,800	1,455,552
Equitrans Midstream Corp.	126,288	1,837,490
PBF Energy, Inc., Class A	106,000	2,882,140
Williams Cos., Inc. (The)	337,160	8,112,070

		24,067,318

Personal Products — 0.3%
Coty, Inc., Class A	133,402	1,402,055

Real Estate Management & Development — 1.6%
CBRE Group, Inc., Class A *	114,880	6,089,789
Cushman & Wakefield plc *	82,080	1,520,942

		7,610,731

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.	19,570	2,186,556

Software — 1.0%
Synopsys, Inc. *	34,060	4,674,735

Specialty Retail — 3.9%
AutoZone, Inc. *	6,668	7,232,246
Best Buy Co., Inc.	66,230	4,569,208
Gap, Inc. (The)	150,830	2,618,409
Tiffany & Co.	47,350	4,386,030

		18,805,893

Textiles, Apparel & Luxury Goods — 1.5%
PVH Corp.	37,260	3,287,450
Ralph Lauren Corp.	39,740	3,793,978

		7,081,428

Trading Companies & Distributors — 0.5%
MSC Industrial Direct Co., Inc., Class A	30,210	2,191,131

TOTAL COMMON STOCKS (Cost $293,409,739)		471,444,080

SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.94% (b) (c) (Cost $6,031,765)	6,031,765	6,031,765

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c) (Cost $6,410,933)	6,410,933	6,410,933

Total Investments — 101.3% (Cost $305,852,437)		483,886,778
Liabilities in Excess of Other Assets — (1.3)%		(6,278,333)

Net Assets — 100.0%		477,608,445

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is $6,290,241.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$483,886,778	$—	$—	$483,886,778

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2019
Security Description	Value at December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares (a)	$9,000,000	$—	$9,000,000	$—	$—	$—	—	$640	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	5,484,986	40,514,014	39,588,067	—	—	6,410,933	6,410,933	22,683	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.94% (a) (b)	5,445,508	42,627,698	42,041,441	—	—	6,031,765	6,031,765	182,819	—

Total	$19,930,494	$83,141,712	$90,629,508	$—	$—	$12,442,698		$206,142	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.